Average Annual Total Returns		1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.42%	2.34%
Performance Inception Date	Nov. 30, 2023
Innovator International Developed Power Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		5.42%	2.34%
Innovator International Developed Power Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.13%	1.39%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.58%	3.82%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.92%	1.15%